PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

NOTE 6 -PROPERTY, PLANT AND EQUIPMENT, NET

Composition of assets, grouped by major classifications, is as follows:

	December 31,
	2021	2020
Cost:
Land and buildings	$18,031	$15,762
Machinery and equipment	63,875	57,245
Motor vehicles	302	313
Office furniture and equipment	1,906	1,895
Software	2,123	2,048
	86,237	77,263

Less: Accumulated depreciation	55,775	51,526
Depreciated cost	$30,462	$25,737

Depreciation expenses amounted to $4,718 $3,960 and $4,238 for the years ended December 31, 2021, 2020 and 2019, respectively. During 2021, as part of the Company's restructuring plan and departure from Gedera's facility, the company wrote off leasehold improvement assets in total amount of $1.8 million, out of this amount $600 was recognized as restructuring expenses due to impairment in OEM of heat transfer solutions and aviation accessories CGU which exanimated following the company's restructuring plan announcement in March 2021.

$1.2 million recognized in cost of sales as an acceleration of amortization due to change in useful life of leasehold improvements assets.